SEGMENT INFORMATION (Details)	12 Months Ended
	Jun. 30, 2020 USD ($) Segment	Jun. 30, 2019 USD ($)
Reconciliation of non-current assets by geographical location [Abstract]
Number of operating segments | Segment	1
Non-current assets	$ 8,646,178	$ 2,291,316
United States of America [Member]
Reconciliation of non-current assets by geographical location [Abstract]
Non-current assets	$ 8,646,178	$ 2,291,316